Credit facility (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Credit facility
Amortization expense of Facility transaction costs	$ 226,008	$ 0
Interest expense on Facility	89,296	0
Interest and finance expenses	$ 315,304	$ 0